[LOGO]
[THE HARTFORD]

May 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:          Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information, reflected in Exhibit A, that would have been filed on behalf of the Registrant under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 15, 2011.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-1779.

Very truly yours,

/s/ Elizandra Barbosa-Souto

Elizandra Barbosa-Souto
Paralegal

Exhibit A

Hartford Life Insurance Company Separate Account Two
File No. 333-19605	Director Immediate VA

Hartford Life and Annuity Insurance Company Separate Account One
File No. 333-19607	Director Immediate VA